Other Liabilities - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued labor cost	¥ 209,772	¥ 184,805
Government grants received	¥ 15,221	¥ 10,194